SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Building and building improvements (including facility infrastructure) [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	25 years
Building and building improvements (including facility infrastructure) [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	10 years
Machinery and equipment, software and hardware [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	7 years
Machinery and equipment, software and hardware [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	3 years